Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (9,928,565)	$ (9,635,722)	$ (13,368,098)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	687,107	508,162	730,884
Noncash interest expense	2,659	108,011	133,802
Stock compensation expense	275,171	658,731	862,281
Loss (gain) on sale of equipment	9,904	(5,253)	(5,253)
Change in fair value of warrant liability	(67)	(8,070)	(8,386)
Impairment of right-of-use asset	520,759	0	0
Changes in operating assets and liabilities:
Accounts receivable	(5,173)	492,444	432,814	$ (260,471)
Inventory	74,449	3,179	(11,273)	161,027
Other assets	55,122	(164,346)	486	(315,688)
Accounts payable	314,559	(493,971)	89,493	(563,357)
Accrued compensation and other liabilities	(55,871)	174,560	77,871	399,224
Deferred revenue	(6,016)	(14,119)	(8,618)	(12,955)
Net cash used in operating activities	(8,055,962)	(8,376,394)	(11,073,997)	(14,303,880)
Cash flows from investing activities
Purchases of property and equipment	(72,607)	(41,910)	(147,767)	(276,950)
Proceeds from sale of equipment	29,250	10,440	10,440	0
Net cash used in investing activities	(43,357)	(31,470)	(137,327)	(276,950)
Cash flows from financing activities
Proceeds from issuance of common stock, net of issuance costs	4,782,509	597,743	597,743	3,808,836
Proceeds from issuance of units, net of selling costs	0	10,728,132	13,530,401	8,754,882
Proceeds from debt, net of issuance costs	470,519	381,253	381,253	1,168,222
Proceeds from exercise of stock options			0	76,537
Payments on debt	(694,156)	(299,256)	(371,573)	(1,255,198)
Payments on finance leases	(389,501)	(177,092)
Payments on capital lease obligations			(292,722)	(205,085)
Net cash provided by financing activities	4,169,371	11,230,780	13,845,102	12,348,194
Effects of exchange rates on cash	4,541	7,419	12,878	(37,517)
Net (decrease) increase in cash, cash equivalents and restricted cash	(3,925,407)	2,830,335	2,646,656	(2,270,153)
Cash, cash equivalents and restricted cash at beginning of period	4,737,207	2,090,551	2,090,551	4,360,704
Cash, cash equivalents and restricted cash at end of period	811,800	4,920,886	4,737,207	2,090,551
Supplemental disclosure of cash flow information
Cash paid for interest	170,608	32,442	57,393	48,211
Supplemental disclosures of noncash investing and financing activities:
Right-of-use assets acquired through finance leases	528,413	585,278
Property and equipment acquired through capital lease			706,778
Shares issued to settle obligations	0	272,610	272,610	133,245
Conversion of accounts payable to finance lease	$ 63,600	$ 156,775	156,775	0
Unpaid deferred offering costs			$ 0	$ 48,398